INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	As of September 30,
	2017	2016
Land use rights, cost	$598,293	$596,807
Software, cost	5,780	-
Less: accumulated amortization	(140,902)	(128,659)
Intangible assets, net	$463,171	$468,148

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The estimated amortization expenses for each of the five succeeding fiscal years since the year ended September 30, 2017 are as follows:

Years ending September 30,	2018	2019	2020	2021	2022	Thereafter
Estimated amortization expenses	$14,162	$14,162	$14,162	$14,162	$14,162	$392,361